Fees and Expenses - RJ ClariVest Capital Appreciation ETF	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund |
Expense Narrative [Text Block]

The table that follows describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Capital Appreciation ETF.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses of the fund’s shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares of the Predecessor Fund, but instead reflect the fund’s estimated expenses.
Annual Fund Operating Expenses [Table]

Management Fees	0.60% (a)

Distribution and Service (12b-1) Fees	0.00%

Other Expenses (b)	0.01%

Total Annual Fund Operating Expenses (c)	0.61%

(a) Management Fees reflect an investment advisory fee of 0.50% and administration fees of 0.10%.

(b) Other Expenses are estimated for the current fiscal year.

(c) The fund is the successor to the Carillon ClariVest Capital Appreciation Fund (“Predecessor Fund”), pursuant to a reorganization expected to occur on July 31, 2026 (“Closing Date”), in which the shares of the fund adopted the financial statements and performance history of the Class I shares of the Predecessor Fund. The Total Annual Fund Operating Expenses of the fund’s shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares of the Predecessor Fund, but instead reflect the fund’s estimated expenses.

Expense Example [Heading]	Expense example |
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Year 1
Expense Example, With Redemption [Table]

Year 1	Year 3
$62	$195

Expense Example, No Redemption, By Year, Caption [Text]	Year 3
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

| The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, when it operated as a mutual fund, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%